Property, Plant and Equipment and Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Raw materials and supplies	$ 60,788	$ 34,179
Work-in-process	12,915	10,582
Finished goods	253,982	201,219
Less: obsolescence reserve	(20,248)	(8,629)
Total	$ 307,437	$ 237,351